Hedge Accounting - Summary of Fair Value Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 148,461,000,000	R$ 215,277,000,000
Book Value, Assets	7,060,000,000	5,001,000,000
Book value, Liabilities	3,653,000,000	2,793,000,000
Variation in the amount used to calculate hedge ineffectiveness	(14,688,000,000)	(14,601,000,000)
Hedge ineffectiveness recognized in income	13,000,000	(3,000,000)
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	23,161,000,000	29,788,000,000
Fair value hedge [Member] | Interest rate risk [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	23,161,000,000	29,788,000,000
Book Value, Assets	2,000,000	2,871,000,000
Book value, Liabilities	5,428,000,000	5,812,000,000
Variation in the amount used to calculate hedge ineffectiveness	(210,000,000)	741,000,000
Hedge ineffectiveness recognized in income	(4,000,000)	(19,000,000)
Fair value hedge [Member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	23,161,000,000	29,788,000,000
Book Value, Assets	2,000,000	2,871,000,000
Book value, Liabilities	5,428,000,000	5,812,000,000
Variation in the amount used to calculate hedge ineffectiveness	(210,000,000)	741,000,000
Hedge ineffectiveness recognized in income	R$ (4,000,000)	R$ (19,000,000)